SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of securities excluded from diluted per share (Details) - shares	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Potentially dilutive securities	709,000	709,000
Stock warrants
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Potentially dilutive securities	709,000	709,000